Commitments and contingencies (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 918,820	$ 294,188	$ 0
Lease liabilities, current	65,711	93,077	0
Lease liabilities, noncurrent	$ 856,270	170,966	$ 0
Total operating lease liabilities		$ 264,043
Weighted average remaining lease term (years)		3 years 5 months 1 day
Weighted average discount rate		4.75%